UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 27, 2007


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        56
FORM 13F INFORMATION VALUE TOTAL:              $391144

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1948     36370   Sole		     36370
Alcon           Common  H01301102    378      2800   Sole                     2800
American T&T    Common  00206R102    268      6454   Sole                     6454
Amgen Inc.      Common  031162100    340      6143   Sole                     6143
Amphenol Corp   Common  032095101    463     13000   Sole                    13000
Anheuser Busch  Common  035229103    414      7943   Sole                     7943
Arbitron Inc    Common  03875Q108    657     12750   Sole                    12750
Automatic Data 	Common	053015103   3959     81675   Sole                    81675
BP PLC          Common  055622104    318      4403   Sole                     4403
Berkshire Hath	Common	084670108  80793       738   Sole                      738
Berkshire Hath	Common	084670207  13508      3747   Sole                     3747
Broadridge Svcs Common  11133T103    390     20373   Sole                    20373
Buckeye PartnersL.P.    118230101    313      6100   Sole                     6100
Charles River LaCommon  159864107    210      4075   Sole                     4075
Chevron Corp    Common	166764100    770      9146   Sole                     9146
Chicago Bridge &Common  167250109    638     16900   Sole                    16900
Cisco Systems	Common	17275R102   6257    224662   Sole                   224662
Coca-Cola Co.	Common	191216100  11083    211872   Sole                   211872
Dominion Res    Common  25746U109    214      2479   Sole                     2479
Emerson Elec.	Common	291011104    621     13260   Sole                    13260
ExxonMobil	Common	30231G102   6795     81010   Sole                    81010
Federated Inves Common  314211103    330      8600   Sole                     8600
First Data      Common	319963104   1357     41530   Sole                    41530
General ElectricCommon	369604103  11155    291411   Sole                   291411
Harte-Hank Inc  Common  416196103  14181    552202   Sole                   552202
Hewlett Packard	Common	428236103   1600     35863   Sole                    35863
H.J. Heinz Co.	Common	423074103   1293     27237   Sole		     27237
IBM		Common	459200101   1287     12231   Sole                    12231
Intel Corp.	Common	458140100   5645    237798   Sole                   237798
Johnson & JohnsoCommon	478160104  28932    469529   Sole                   469529
Linear TechnologCommon	535678106  30732    849421   Sole		    849421
Loews Corp	Common	540424108    291      5712   Sole                     5712
Medtronic	Common	585055106  12430    239686   Sole                   239686
Mellon FinancialCommon	58551A108   1176     26723   Sole                    26723
Microsoft	Common	594918104  32228   1093584   Sole                  1093584
3M Company 	Common	604059105   1585     18268   Sole                    18268
Moody's Corp.	Common	615369105  34840    560142   Sole		    560142
National City 	Common	635405103   1421     42640   Sole                    42640
Neustar Inc Cl ACommon  64126X201    417     14400   Sole                    14400
Paychex Inc     Common  704326107    367      9384   Sole                     9384
PepsiCo		Common	713448108   1770     27299   Sole                    27299
Pfizer Inc.	Common	717081103   1159     45327   Sole                    45327
Procter & GambleCommon	742718109  24558    401332   Sole                   401332
Royal Dutch ShelCommon  780259206    312      3842   Sole                     3842
Sigma Aldrich   Common  826552101    416      9756   Sole                     9756
SVB Financial GpCommon  78486Q101    408      7690   Sole                     7690
Sysco Corp.     Common  871829107    481     14587   Sole                    14587
United TechnologCommon  913017109    330      4657   Sole                     4657
Valspar Corp.	Common	920355104    347     12200   Sole                    12200
Walgreen Co.	Common	931422109  25947    595935   Sole                   595935
Wal-mart Stores Common  931142103    667     13861   Sole                    13861
Walt Disney Co.	Common	254687106    762     22334   Sole                    22334
Western Union   Common  959802109  12547    602370   Sole		    602370
Wm. Wrigley Jr. Common	982526105   8382    151552   Sole                   151552
Wright Express  Common  98233Q105    555     16200   Sole                    16200
Wyeth           Common  983024100    899     15673   Sole                    15673
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